Fees Summary	Jan. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,593,000
Previously Paid Amount	0.00
Total Fee Amount	550.09
Total Offset Amount	0.00
Net Fee	550.09
Narrative - Max Aggregate Offering Price	$ 3,593,000
Final Prospectus	true